Nuveen Global Infrastructure Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.9%
	COMMON STOCKS – 85.2%
	Air Freight & Logistics – 0.1%
22,280	Oesterreichische Post AG, (2)	$794,778
	Capital Markets – 0.4%
876,468	Calisen PLC, (3)	1,959,590
	Commercial Services & Supplies – 2.3%
24,406	Biffa PLC, 144A, (2)	53,506
65,773	GFL Environmental Inc, (3)	989,884
33,482	Waste Connections Inc	2,594,855
79,821	Waste Management Inc	7,388,232
	Total Commercial Services & Supplies	11,026,477
	Construction & Engineering – 4.6%
8,146	Ameresco Inc, (3)	138,726
47,587	Eiffage SA, (2)	3,377,892
126,170	Ferrovial SA, (2)	2,994,863
192,452	Vinci SA, (2)	15,725,107
	Total Construction & Engineering	22,236,588
	Diversified Telecommunication Services – 4.1%
241,965	Cellnex Telecom SA, 144A, (2), (3)	10,976,123
22,074	HKBN Ltd, (2)	34,742
375,718	Infrastrutture Wireless Italiane SpA, 144A, (2)	4,068,196
5,746,772	NetLink NBN Trust, (2)	3,649,405
2,152,432	Telesites SAB de CV, (3)	1,409,096
	Total Diversified Telecommunication Services	20,137,562
	Electric Utilities – 25.9%
66,897	Alliant Energy Corp	3,230,456
59,876	Alupar Investimento SA	259,273
88,478	American Electric Power Co Inc	7,076,470
3,303,571	AusNet Services, (2)	3,468,781
683,041	CK Infrastructure Holdings Ltd, (2)	3,615,944
37,216	Duke Energy Corp	3,010,030
24,976	Edison International	1,368,435
943,052	EDP - Energias de Portugal SA, (2)	3,794,256
7,691	Elia Group SA/NV, (2)	749,126
1,234,574	Enel SpA, (2)	8,515,895

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
54,489	Entergy Corp	$5,120,331
40,058	Eversource Energy	3,132,936
1,424,414	Iberdrola SA, (2)	13,932,201
11,869	Neoenergia SA	39,266
113,008	NextEra Energy Inc	27,191,985
19,034	Orsted A/S, 144A, (2)	1,863,383
191,834	Power Assets Holdings Ltd, (2)	1,138,005
464,388	Power Grid Corp of India Ltd, (2)	973,675
94,103	PPL Corp	2,322,462
195,866	Red Electrica Corp SA, (2)	3,519,610
165,002	Southern Co	8,933,208
54,047	SSE PLC, (2)	868,484
2,534,016	Terna Rete Elettrica Nazionale SpA, (2)	15,928,477
77,166	Transmissora Alianca de Energia Eletrica SA	383,595
33,789	Verbund AG, (2)	1,218,641
72,938	Xcel Energy Inc	4,398,161
	Total Electric Utilities	126,053,086
	Gas Utilities – 1.0%
80,832	APA Group, (2)	512,940
30,814	Atmos Energy Corp	3,057,673
28,545	Enagas SA, (2)	563,112
34,416	Italgas SpA, (2)	188,302
217	ONE Gas Inc	18,146
155,496	Snam SpA, (2)	710,663
	Total Gas Utilities	5,050,836
	Independent Power & Renewable Electricity Producers – 1.1%
86,935	Clearway Energy Inc	1,634,378
97,718	EDP Renovaveis SA, (2)	1,175,736
57,119	NextEra Energy Partners LP	2,456,117
	Total Independent Power & Renewable Electricity Producers	5,266,231
	IT Services – 0.1%
63,468	NEXTDC Ltd, (2), (3)	344,988
	Machinery – 0.1%
50,644	Evoqua Water Technologies Corp, (3)	567,719
	Multi-Utilities – 13.3%
31,117	Ameren Corp	2,266,251
1,773	Brookfield Infrastructure Corp, (3)	57,704
16,183	Brookfield Infrastructure Partners LP	582,103

Shares	Description (1)	Value
	Multi-Utilities (continued)
153,783	CMS Energy Corp	$9,034,751
58,248	Consolidated Edison Inc	4,543,344
70,486	Dominion Energy Inc	5,088,384
80,557	DTE Energy Co	7,650,498
391,832	Engie SA, (2)	4,012,534
561,447	EON SE, (2)	5,759,138
105,237	Hera SpA, (2)	380,735
137,184	National Grid PLC, Sponsored ADR	7,993,712
33,409	NiSource Inc	834,223
17,937	NorthWestern Corp	1,073,171
387,195	REN - Redes Energeticas Nacionais SGPS SA, (2)	988,797
14,969	RWE AG, (2)	391,463
49,771	Sempra Energy	5,623,625
21,951	Suez, (2)	223,009
90,361	WEC Energy Group Inc	7,963,515
	Total Multi-Utilities	64,466,957
	Oil, Gas & Consumable Fuels – 8.0%
544,235	Enbridge Inc	15,831,796
38,348	Gibson Energy Inc	442,802
332,632	Kinder Morgan Inc	4,630,237
8,606	Koninklijke Vopak NV, (2)	451,902
119,141	ONEOK Inc	2,598,465
38,024	Pembina Pipeline Corp	713,305
110,569	TC Energy Corp	4,898,207
209,597	TC Energy Corp	9,315,919
	Total Oil, Gas & Consumable Fuels	38,882,633
	Road & Rail – 0.2%
568,168	ComfortDelGro Corp Ltd, (2)	605,004
2,301	Union Pacific Corp	324,533
	Total Road & Rail	929,537
	Transportation Infrastructure – 19.6%
129,229	Aena SME SA, 144A, (2)	14,020,617
58,899	Aeroports de Paris, (2)	5,689,994
126,363	ASTM SpA	2,227,064
289,998	Atlantia SpA, (2)	3,602,487
1,028,781	Atlas Arteria Ltd, (2)	3,474,810
1,985,940	Auckland International Airport Ltd, (2)	5,917,530
391,815	China Merchants Port Holdings Co Ltd, (2)	445,104
694,866	COSCO SHIPPING Ports Ltd, (2)	332,746

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
811,822	Enav SpA, 144A, (2)	$3,579,506
58,066	Flughafen Wien AG, (2)	1,517,241
9,292	Flughafen Zurich AG, (2)	1,039,520
30,835	Fraport AG Frankfurt Airport Services Worldwide, (2), (3)	1,241,265
944,521	Getlink SE, (2)	11,423,648
56,648	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,526,097
54,749	Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,953,161
16,324	Hamburger Hafen und Logistik AG, (2)	226,175
407,645	International Container Terminal Services Inc, (2)	596,108
70,341	Kamigumi Co Ltd, (2)	1,187,324
129,963	Macquarie Infrastructure Corp	3,281,566
682,997	Port of Tauranga Ltd, (2)	2,454,466
48,690	Promotora y Operadora de Infraestructura SAB de CV	326,694
67,168	Promotora y Operadora de Infraestructura SAB de CV	353,926
878,866	QUBE Holdings Ltd, (2)	1,162,835
1,578,964	Sydney Airport, (2)	5,455,476
2,823,569	Transurban Group, (2)	21,031,724
	Total Transportation Infrastructure	95,067,084
	Water Utilities – 4.4%
2,631,364	Aguas Andinas SA	774,745
70,220	American Water Works Co Inc	8,395,503
1,061,968	Guangdong Investment Ltd, (2)	2,037,969
223,667	Pennon Group PLC, (2)	2,990,689
62,700	Severn Trent PLC, (2)	1,774,845
472,044	United Utilities Group PLC, (2)	5,284,018
	Total Water Utilities	21,257,769
	Total Common Stocks (cost $426,118,711)	414,041,835

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 13.4%
	Health Care – 0.3%
497,681	Parkway Life Real Estate Investment Trust, (2)	$1,086,362
	Specialized – 13.1%
64,865	American Tower Corp	14,124,354
25,164	CoreSite Realty Corp	2,916,508
86,508	Crown Castle International Corp	12,491,755

Shares	Description (1)	Value
	Specialized (continued)
70,690	CyrusOne Inc	$4,365,107
44,277	Digital Realty Trust Inc	6,150,518
15,735	Equinix Inc	9,827,609
62,977	QTS Realty Trust Inc	3,653,296
37,731	SBA Communications Corp	10,186,238
	Total Specialized	63,715,385
	Total Real Estate Investment Trust Common Stocks (cost $61,182,243)	64,801,747

Shares	Description (1), (4)	Value
	INVESTMENT COMPANIES – 0.3%
461,435	3I Infrastructure PLC	$1,418,543
	Total Investment Companies (cost $1,574,153)	1,418,543
	Total Long-Term Investments (cost $488,875,107)	480,262,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.4%
	REPURCHASE AGREEMENTS – 4.4%
$21,463	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $21,463,180, collateralized by $20,140,000 U.S. Treasury Notes, 2.750%, due 4/30/23, value $21,893,912	0.000%	4/01/20	$21,463,180
	Total Short-Term Investments (cost $21,463,180)			21,463,180
	Total Investments (cost $510,338,287) – 103.3%			501,725,305
	Other Assets Less Liabilities – (3.3)%			(15,812,030)
	Net Assets – 100%			$485,913,275

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$199,986,325	$214,055,510	$ —	$414,041,835
Real Estate Investment Trust Common Stocks	63,715,385	1,086,362	—	64,801,747
Investment Companies	1,418,543	—	—	1,418,543
Short-Term Investments:
Repurchase Agreements	—	21,463,180	—	21,463,180
Total	$265,120,253	$236,605,052	$ —	$501,725,305

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen Real Asset Income Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.2%
	COMMON STOCKS – 22.0%
	Air Freight & Logistics – 0.7%
107,553	bpost SA, (2)	$758,265
296,613	Oesterreichische Post AG, (2)	10,580,851
	Total Air Freight & Logistics	11,339,116
	Commercial Services & Supplies – 0.2%
359,694	Covanta Holding Corp	3,075,384
	Diversified Telecommunication Services – 1.7%
1,222,891	HKBN Ltd, (2)	1,924,697
2,694,535	HKT Trust & HKT Ltd, (2)	3,664,695
26,622,127	NetLink NBN Trust, (2)	16,906,001
2,284,252	Singapore Telecommunications Ltd, (2)	4,072,188
1,399,133	Singapore Telecommunications Ltd, (2)	2,497,907
	Total Diversified Telecommunication Services	29,065,488
	Electric Utilities – 9.6%
16,158,104	AusNet Services, (2)	16,966,162
208,449	CEZ AS, (2), (3)	3,400,494
332,638	Cia de Transmissao de Energia Eletrica Paulista	1,214,400
365,733	CK Infrastructure Holdings Ltd, (2)	1,936,150
1,432,137	Contact Energy Ltd, (2)	4,874,236
178,855	Duke Energy Corp	14,465,793
3,163,071	EDP - Energias de Portugal SA, (2)	12,726,234
51,297	Emera Inc	2,023,011
373,222	Endesa SA, (2)	7,897,515
586,882	Enel Chile SA, ADR	1,948,448
1,699,620	Enel SpA, (2)	11,723,708
654,292	HK Electric Investments & HK Electric Investments Ltd, (2)	628,166
1,884,205	Power Assets Holdings Ltd, (2)	11,177,553
786,677	PPL Corp	19,415,188
748,016	Red Electrica Corp SA, (2)	13,441,457
244,778	Southern Co	13,252,281
6,114,588	Spark Infrastructure Group, (2)	7,383,702
896,388	SSE PLC, (2)	14,404,104
1,004,099	Transmissora Alianca de Energia Eletrica SA	4,991,412
	Total Electric Utilities	163,870,014

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Gas Utilities – 1.6%
227,479	APA Group, (2)	$1,443,526
368,929	Enagas SA, (2)	7,277,929
625,611	Italgas SpA, (2)	3,422,946
86,923	Naturgy Energy Group SA, (2)	1,524,960
3,044,646	Snam SpA, (2)	13,914,930
	Total Gas Utilities	27,584,291
	Health Care Providers & Services – 0.0%
44,059	Sienna Senior Living Inc	383,203
	Independent Power & Renewable Electricity Producers – 1.0%
126,134	Atlantica Yield plc	2,812,788
29,950	Brookfield Renewable Partners LP	1,259,675
2,939	Canadian Solar Infrastructure Fund Inc, (2)	2,951,712
38,542	NextEra Energy Partners LP	1,657,306
481,793	TerraForm Power Inc	7,597,876
15,921	TransAlta Renewables Inc	168,226
	Total Independent Power & Renewable Electricity Producers	16,447,583
	Media – 0.1%
103,755	Eutelsat Communications SA, (2)	1,078,551
	Multi-Utilities – 3.9%
104,357	Canadian Utilities Ltd	2,494,542
121,663	Dominion Energy Inc	8,782,852
1,511,101	Engie SA, (2)	15,474,347
345,473	EON SE, (2)	3,543,748
317,966	National Grid PLC, Sponsored ADR	18,527,879
5,399,933	REN - Redes Energeticas Nacionais SGPS SA, (2)	13,790,045
21,024	Suez, (2)	213,591
1,882,380	Vector Ltd, (2)	3,542,312
	Total Multi-Utilities	66,369,316
	Oil, Gas & Consumable Fuels – 0.9%
423,136	Enbridge Inc	12,309,026
248,478	Gibson Energy Inc	2,869,159
16,869	Williams Cos Inc	238,697
531,426	Z Energy Ltd, (2)	910,330
	Total Oil, Gas & Consumable Fuels	16,327,212
	Real Estate Management & Development – 0.9%
2,977,216	Ascendas India Trust, (2)	2,505,114
556,683	Cibus Nordic Real Estate AB, (2)	6,521,833
178,185	CK Asset Holdings Ltd, (2)	966,776

Shares	Description (1)	Value
	Real Estate Management & Development (continued)
1,773,319	Corp Inmobiliaria Vesta SAB de CV	$2,051,212
74,600	DIC Asset AG, (2)	776,667
9,101,766	Land & Houses PCL, (2)	1,836,910
76,874	Sino Land Co Ltd, (2)	96,751
1,840,468	Sirius Real Estate Ltd	1,506,504
	Total Real Estate Management & Development	16,261,767
	Road & Rail – 0.3%
1,747,051	Aurizon Holdings Ltd, (2)	4,527,608
	Thrifts & Mortgage Finance – 0.1%
1,393,389	Real Estate Credit Investments Ltd	2,007,645
	Transportation Infrastructure – 0.8%
15,473	ASTM SpA	272,701
669,913	COSCO SHIPPING Ports Ltd, (2)	320,797
54,860	Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,959,148
416,236	Macquarie Infrastructure Corp	10,509,959
98,171	Sydney Airport, (2)	339,191
	Total Transportation Infrastructure	14,401,796
	Water Utilities – 0.2%
4,104,472	Aguas Andinas SA	1,208,467
3,145,897	Inversiones Aguas Metropolitanas SA	2,396,454
	Total Water Utilities	3,604,921
	Total Common Stocks (cost $430,032,083)	376,343,895

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 19.9%
	Diversified – 3.2%
533,806	Abacus Property Group, (2)	$764,632
189,974	Charter Hall Group, (2)	796,855
871,174	Charter Hall Long Wale REIT, (2)	2,356,672
273,334	Cominar Real Estate Investment Trust	1,575,171
6,742,395	Cromwell European Real Estate Investment Trust, (2)	2,663,767
477,731	Growthpoint Properties Australia Ltd, (2)	738,960
631	Hulic Reit Inc, (2)	734,133
65,496	ICADE, (2)	5,140,671
105	Kenedix Office Investment Corp, (2)	556,021
1,599,435	LXI REIT PLC, (2)	2,140,378
42,385	Mirvac Group, (2)	53,850
2,210,370	Nexus Real Estate Investment Trust	2,387,382
21,772	Secure Income REIT PLC, (2)	86,583

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Diversified (continued)
6,345	Star Asia Investment Corp, (2)	$5,028,111
833,830	Stride Property Group, (2)	679,557
2,233,594	Tritax EuroBox PLC, 144A, (2)	2,596,875
3,735,957	VEREIT Inc	18,268,830
11,091	Washington Real Estate Investment Trust	264,742
137,458	WP Carey Inc	7,983,561
	Total Diversified	54,816,751
	Health Care – 4.9%
47,019	CareTrust REIT Inc	695,411
205,617	Healthcare Trust of America Inc	4,992,381
160,626	Healthpeak Properties Inc	3,830,930
20,643	LTC Properties Inc	637,869
1,490,589	Medical Properties Trust Inc	25,772,284
114,318	National Health Investors Inc	5,661,027
1,447,016	NorthWest Healthcare Properties Real Estate Investment Trust	9,932,619
293,818	Omega Healthcare Investors Inc	7,797,930
1,252,989	Parkway Life Real Estate Investment Trust, (2)	2,735,084
1,095,939	Physicians Realty Trust	15,277,390
73,371	Sabra Health Care REIT Inc	801,211
260,386	Target Healthcare REIT PLC, (2)	344,672
136,901	Ventas Inc	3,668,947
46,765	Welltower Inc	2,140,902
	Total Health Care	84,288,657
	Hotels – 0.5%
372,833	MGM Growth Properties LLC	8,824,957
28,185	RLJ Lodging Trust	217,588
6,998	Summit Hotel Properties Inc	29,532
	Total Hotels	9,072,077
	Industrial – 5.3%
621,526	APN Industria REIT, (2)	792,234
3,591,757	Ascendas Real Estate Investment Trust, (2)	7,111,722
3,533,294	Centuria Industrial REIT, (2)	5,674,642
1,891,700	Dream Industrial Real Estate Investment Trust	12,622,087
6,944,010	ESR-REIT, (2)	1,463,868
18,155,311	Frasers Logistics & Industrial Trust, (2)	11,223,644
2,729,576	Mapletree Industrial Trust, (2)	4,635,265
4,617,448	Mapletree Logistics Trust, (2)	5,114,642
975,795	Prologis Property Mexico SA de CV	1,464,772
1,145,392	STAG Industrial Inc	25,794,228

Shares	Description (1)	Value
	Industrial (continued)
1,035,381	Tritax Big Box REIT PLC, (2)	$1,441,290
2,686,008	Warehouse Reit PLC	3,056,043
1,129,613	WPT Industrial Real Estate Investment Trust	10,381,143
	Total Industrial	90,775,580
	Mortgage – 0.1%
27,193	Blackstone Mortgage Trust Inc	506,334
158,682	Starwood Property Trust Inc	1,626,490
	Total Mortgage	2,132,824
	Office – 2.2%
60,800	Befimmo SA, (2)	2,908,389
344,937	Brandywine Realty Trust	3,628,737
2,602,914	Centuria Office REIT, (2)	2,634,536
494,306	City Office REIT Inc	3,573,832
62,908	Covivio, (2)	3,532,958
26,073	Dexus, (2)	144,486
2,878,919	GDI Property Group, (2)	1,662,766
209,426	Globalworth Real Estate Investments Ltd	1,697,672
13,988	Highwoods Properties Inc	495,455
430,260	Inovalis Real Estate Investment Trust	1,779,374
205,078	Intervest Offices & Warehouses NV, (2)	5,343,183
5,713	Invesco Office J-Reit Inc, (2)	756,761
107	Japan Excellent Inc, (2)	123,582
140,602	NSI NV, (2)	5,650,185
1,119,515	True North Commercial Real Estate Investment Trust	3,866,157
	Total Office	37,798,073
	Residential – 0.6%
716,257	Independence Realty Trust Inc	6,403,337
23,480	Investors Real Estate Trust	1,291,400
176,398	Nexpoint Real Estate Finance Inc	1,702,241
	Total Residential	9,396,978
	Retail – 2.4%
11,196	Altarea SCA, (2)	1,394,364
64,137	British Land Co PLC, (2)	267,463
444,687	Brixmor Property Group Inc	4,224,527
1,748,304	CapitaLand Mall Trust, (2)	2,192,141
615,641	Crombie Real Estate Investment Trust	5,433,284
107,766	CT Real Estate Investment Trust	895,944
5,194,149	Fortune Real Estate Investment Trust, (2)	4,775,074
1,926,805	Frasers Centrepoint Trust, (2)	3,014,688

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Retail (continued)
3,741,407	IGB Real Estate Investment Trust, (2)	$1,381,259
2,601	Kenedix Retail REIT Corp, (2)	3,694,351
871,296	NewRiver REIT PLC, (2)	636,184
280,099	RPT Realty	1,688,997
556,960	SITE Centers Corp	2,901,762
837	Urstadt Biddle Properties Inc	11,802
2,233,111	Viva Energy REIT, (2)	3,137,553
344,988	Weingarten Realty Investors	4,978,177
	Total Retail	40,627,570
	Specialized – 0.7%
468,045	Automotive Properties Real Estate Investment Trust	2,454,467
1,471,936	Charter Hall Social Infrastructure REIT, (2)	1,673,713
14,415	CoreSite Realty Corp	1,670,698
179,320	CubeSmart	4,803,983
10,668	Life Storage Inc	1,008,659
623,335	National Storage REIT, (2)	604,572
	Total Specialized	12,216,092
	Total Real Estate Investment Trust Common Stocks (cost $443,650,683)	341,124,602

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 15.5%
	Air Freight & Logistics – 0.4%
$7,675	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	$7,118,563
	Chemicals – 0.1%
2,200	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	1,584,770
	Commercial Services & Supplies – 0.9%
1,500	Atento Luxco 1 SA, 144A	6.125%	8/10/22	BB	915,015
125	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	122,362
2,475	Clean Harbors Inc, 144A	5.125%	7/15/29	BB+	2,301,750
2,500 EUR	DSV Miljoe Group AS, Reg S	5.900%	5/10/21	N/R	2,785,152
3,582	GFL Environmental Inc, 144A	7.000%	6/01/26	B-	3,467,072
200	GFL Environmental Inc, 144A	5.125%	12/15/26	BB-	195,000
540	GFL Environmental Inc, 144A	8.500%	5/01/27	B-	542,538
950	Stericycle Inc, 144A	5.375%	7/15/24	BB	940,500
4,780	Waste Pro USA Inc, 144A	5.500%	2/15/26	B+	4,434,884
	Total Commercial Services & Supplies				15,704,273

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Communications Equipment – 0.1%
$780	ViaSat Inc, 144A	5.625%	9/15/25	BB-	$729,222
850	ViaSat Inc, 144A	5.625%	4/15/27	BB+	839,375
	Total Communications Equipment				1,568,597
	Construction & Engineering – 0.2%
1,800	GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	1,530,756
1,700	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B+	1,394,340
1,000	International Airport Finance SA, 144A	12.000%	3/15/33	B3	570,000
	Total Construction & Engineering				3,495,096
	Diversified Financial Services – 0.5%
1,265	Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	1,144,413
1,975	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	1,374,995
850	Minejesa Capital BV, 144A	4.625%	8/10/30	Baa3	758,978
1,815	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,597,200
17,405 BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	3,517,109
	Total Diversified Financial Services				8,392,695
	Diversified Telecommunication Services – 0.5%
1,325	Altice France SA/France, 144A	5.500%	1/15/28	B	1,240,597
1,500	Equinix Inc	5.875%	1/15/26	BBB-	1,530,555
2,000	Front Range BidCo Inc, 144A	4.000%	3/01/27	B1	1,913,750
3,075	Front Range BidCo Inc, 144A	6.125%	3/01/28	CCC+	2,921,250
920	Level 3 Financing Inc, 144A	4.625%	9/15/27	BB	914,388
	Total Diversified Telecommunication Services				8,520,540
	Electric Utilities – 1.7%
1,810	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	1,629,362
2,325	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	2,047,163
800	Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB-	720,325
740	Consorcio Transmantaro SA, 144A	4.700%	4/16/34	Baa3	692,832
1,900	Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa1	1,919,000
5,700,000 COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	BBB	1,276,984
1,200	Enel Americas SA	4.000%	10/25/26	A-	1,121,112
705	Exelon Corp	4.050%	4/15/30	BBB+	698,218
4,430	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	4,169,782
1,700	Lamar Funding Ltd, 144A	3.958%	5/07/25	BB+	1,224,000
1,500	Listrindo Capital BV, 144A	4.950%	9/14/26	BB+	1,305,000
1,250	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	1,216,886
600	Pampa Energia SA, 144A	7.500%	1/24/27	B-	399,000
650	Perusahaan Listrik Negara PT, 144A	4.875%	7/17/49	BBB	620,750

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Electric Utilities (continued)
$1,750	Talen Energy Supply LLC	6.500%	6/01/25	B	$1,132,775
1,650	Talen Energy Supply LLC, 144A	7.250%	5/15/27	BB-	1,491,105
4,700	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	4,559,000
1,000	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB	1,030,000
1,275	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	1,314,844
	Total Electric Utilities				28,568,138
	Energy Equipment & Services – 0.3%
4,150	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	2,946,915
3,600	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	2,484,000
	Total Energy Equipment & Services				5,430,915
	Equity Real Estate Investment Trust – 2.3%
6,250	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	5,071,125
1,285	Cibanco SA Ibm / PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	1,130,813
915	Crown Castle International Corp	3.100%	11/15/29	BBB	877,510
2,690	Crown Castle International Corp	3.300%	7/01/30	BBB	2,667,915
1,900	HAT Holdings I LLC / HAT Holdings II LLC, 144A	5.250%	7/15/24	BB+	1,824,000
4,035	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	3,985,773
4,250	iStar Inc	4.750%	10/01/24	BB	3,570,000
1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB+	1,305,000
3,750	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	3,450,000
2,615	Sabra Health Care LP	5.125%	8/15/26	BBB-	2,473,432
4,475	SBA Communications Corp, 144A	3.875%	2/15/27	BB-	4,486,187
1,525	VICI Properties LP / VICI Note Co Inc, 144A	4.250%	12/01/26	BB	1,399,188
975	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	887,250
5,875	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	5,566,562
	Total Equity Real Estate Investment Trust				38,694,755
	Gas Utilities – 0.5%
2,100	LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B	1,968,750
4,570	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB-	4,341,500
1,150	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	B+	391,000
2,915	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB-	2,685,444
	Total Gas Utilities				9,386,694
	Health Care Providers & Services – 0.9%
1,660	CHS/Community Health Systems Inc	6.250%	3/31/23	BB	1,575,963

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Health Care Providers & Services (continued)
$3,845	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	$3,652,750
4,450	Encompass Health Corp	5.750%	9/15/25	B+	4,272,000
1,700	HCA Inc	5.250%	4/15/25	BBB-	1,783,221
1,241	HCA Inc	3.500%	9/01/30	Ba2	1,126,681
2,595	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	2,457,854
1,500	Tenet Healthcare Corp	6.750%	6/15/23	B-	1,383,750
	Total Health Care Providers & Services				16,252,219
	Hotels, Restaurants & Leisure – 0.1%
1,695	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	1,440,750
	Household Durables – 0.3%
2,875	M/I Homes Inc, 144A	4.950%	2/01/28	BB-	2,440,156
3,500	Mattamy Group Corp, 144A	4.625%	3/01/30	BB	3,010,000
	Total Household Durables				5,450,156
	Independent Power & Renewable Electricity Producers – 0.9%
1,475	AES Corp/VA	5.125%	9/01/27	BBB-	1,478,658
1,685	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba2	1,538,405
1,310	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,244,500
695	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	644,612
1,500	Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	1,347,765
3,200	NextEra Energy Operating Partners LP, 144A	3.875%	10/15/26	Ba1	3,040,000
2,000	NRG Energy Inc	6.625%	1/15/27	BB	2,080,000
1,325	NRG Energy Inc, 144A	5.250%	6/15/29	BB	1,364,750
1,125	NRG Energy Inc, 144A	4.450%	6/15/29	BBB-	1,139,963
1,450	Termocandelaria Power Ltd, 144A	7.875%	1/30/29	BB+	1,178,125
	Total Independent Power & Renewable Electricity Producers				15,056,778
	Industrial Conglomerates – 0.1%
2,200	Stena International SA, 144A	6.125%	2/01/25	BB-	1,848,000
	Media – 1.0%
1,775	Altice Financing SA, 144A	5.000%	1/15/28	B	1,570,875
2,275	Altice France SA/France, 144A	7.375%	5/01/26	B	2,297,750
1,545	CSC Holdings LLC, 144A	7.500%	4/01/28	B	1,646,074
5,250	CSC Holdings LLC, 144A	5.750%	1/15/30	B	5,294,415
1,900	Lamar Media Corp, 144A	3.750%	2/15/28	BB	1,781,022
4,000	Lamar Media Corp, 144A	4.000%	2/15/30	BB	3,720,000
	Total Media				16,310,136

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Mortgage Real Estate Investment Trust – 0.3%
$3,850	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	4.250%	2/01/27	BB+	$3,041,500
1,720	Starwood Property Trust Inc	4.750%	3/15/25	Ba3	1,513,600
	Total Mortgage Real Estate Investment Trust				4,555,100
	Multi-Utilities – 0.1%
1,825	Sempra Energy	3.800%	2/01/38	BBB+	1,713,401
	Oil, Gas & Consumable Fuels – 2.4%
2,000	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BB-	1,280,000
1,450	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BB-	928,000
1,150	Buckeye Partners LP, 144A	4.125%	3/01/25	BB	969,450
1,150	Buckeye Partners LP, 144A	4.500%	3/01/28	BB	943,000
2,850	Cheniere Energy Partners LP, 144A	4.500%	10/01/29	BB	2,536,500
3,275	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	1,800,300
1,710	DCP Midstream Operating LP	5.125%	5/15/29	BB+	1,077,215
2,250	EnLink Midstream Partners LP	4.850%	7/15/26	BB+	1,106,325
3,980	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	2,786,000
5,610	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	5,469,750
1,620	Global Partners LP / GLP Finance Corp	7.000%	6/15/23	B+	1,328,400
2,320	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	1,740,000
1,700	KazTransGas JSC, 144A	4.375%	9/26/27	Baa3	1,523,982
1,900	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	B+	665,000
3,135	NuStar Logistics LP	6.000%	6/01/26	Ba2	2,319,900
1,690	Par Petroleum LLC / Par Petroleum Finance Corp, 144A	7.750%	12/15/25	BB-	1,060,475
1,700	Peru LNG Srl, 144A	5.375%	3/22/30	BB-	1,003,000
1,175	Promigas SA ESP / Gases del Pacifico SAC, 144A	3.750%	10/16/29	Baa3	953,818
3,000	Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	2,490,000
2,500	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	BB	2,012,500
1,300	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	5.500%	3/01/30	BB	1,010,750
3,015	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	2,412,000
600	Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	B-	431,106
4,425	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	2,743,500
	Total Oil, Gas & Consumable Fuels				40,590,971

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Real Estate Management & Development – 0.7%
$1,700	American Tower Corp	3.300%	2/15/21	BBB	$1,699,682
3,100	Forestar Group Inc, 144A	5.000%	3/01/28	B+	2,574,147
8,685	Hunt Cos Inc, 144A	6.250%	2/15/26	BB-	6,492,038
600	RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB-	558,027
600	Shimao Property Holdings Ltd, Reg S	4.750%	7/03/22	BBB-	589,696
	Total Real Estate Management & Development				11,913,590
	Road & Rail – 0.2%
660	Lima Metro Line 2 Finance Ltd, 144A	4.350%	4/05/36	Baa1	622,050
1,700	Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	1,572,483
1,700	Transnet SOC Ltd, 144A	4.000%	7/26/22	Baa3	1,615,000
	Total Road & Rail				3,809,533
	Thrifts & Mortgage Finance – 0.2%
4,113	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB+	3,384,176
	Trading Companies & Distributors – 0.1%
2,430	Fortress Transportation & Infrastructure Investors LLC, 144A	6.500%	10/01/25	Ba3	1,779,975
	Transportation Infrastructure – 0.5%
1,400	Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB-	1,115,107
1,650	Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB+	1,782,000
2,810	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB-	1,981,050
1,187	Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B+	1,080,174
1,700	DP World PLC, 144A	5.625%	9/25/48	Baa1	1,419,622
10,691 MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	457,401
1,800	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB	1,606,500
	Total Transportation Infrastructure				9,441,854
	Wireless Telecommunication Services – 0.2%
2,225	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	2,253,736
1,100	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	1,171,500
	Total Wireless Telecommunication Services				3,425,236
	Total Corporate Bonds (cost $306,995,152)				265,436,911

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 14.7%
	Diversified Financial Services – 0.2%
109,717	National Rural Utilities Cooperative Finance Corp	5.500%	A3	$2,760,480
	Electric Utilities – 2.4%
161,179	Duke Energy Corp	5.750%	BBB	4,187,430
100,594	Entergy Arkansas LLC	4.875%	A	2,478,636
47,804	Entergy Texas Inc	5.375%	BBB-	1,186,940
151,684	Georgia Power Co	5.000%	BBB	3,776,932
355,866	Integrys Holding Inc, (2)	6.000%	BBB	8,006,985
178,929	NextEra Energy Capital Holdings Inc	5.250%	BBB	4,373,025
57,367	NextEra Energy Capital Holdings Inc	5.650%	BBB	1,461,137
223,469	Southern Co	5.250%	BBB	5,499,572
163,863	Southern Co	5.250%	BBB	4,031,030
278,925	Southern Co	4.950%	BBB	6,245,131
	Total Electric Utilities			41,246,818
	Equity Real Estate Investment Trust – 7.3%
62,259	American Homes 4 Rent	6.500%	BB	1,473,048
231,899	American Homes 4 Rent	6.350%	BB	5,565,576
103,422	American Homes 4 Rent	5.875%	BB	2,441,793
223,367	American Homes 4 Rent	5.875%	BB	5,148,609
80,362	Armada Hoffler Properties Inc	6.750%	N/R	1,737,426
118,104	Cedar Realty Trust Inc	6.500%	N/R	1,121,988
224,176	City Office REIT Inc	6.625%	N/R	3,864,794
4,357	Colony Capital Inc	7.500%	N/R	44,659
93,510	Colony Capital Inc	7.125%	N/R	821,018
164,886	Colony Capital Inc	7.125%	N/R	1,516,951
154,954	Digital Realty Trust Inc	5.250%	Baa3	3,684,806
143,297	Digital Realty Trust Inc	5.850%	Baa3	3,576,693
151,144	Digital Realty Trust Inc	5.200%	Baa3	3,483,869
165,358	EPR Properties	5.750%	Baa3	2,571,317
221,552	Hersha Hospitality Trust	6.500%	N/R	1,378,053
153,362	Hersha Hospitality Trust	6.500%	N/R	967,714
346,210	Investors Real Estate Trust	6.625%	N/R	8,568,698
146,647	Kimco Realty Corp	5.250%	Baa2	3,211,569
7,328	Mid-America Apartment Communities Inc	8.500%	BBB-	436,016
299,666	Monmouth Real Estate Investment Corp	6.125%	N/R	6,694,539
66,686	National Retail Properties Inc	5.200%	Baa2	1,463,758
157,483	National Storage Affiliates Trust	6.000%	N/R	3,617,385
130,672	Pebblebrook Hotel Trust	6.500%	N/R	2,110,353
210,476	Pebblebrook Hotel Trust	6.375%	N/R	3,382,349
218,846	Pebblebrook Hotel Trust	6.300%	N/R	3,442,448

Shares	Description (1)	Coupon	Ratings (5)	Value
	Equity Real Estate Investment Trust (continued)
166,694	PS Business Parks Inc	5.200%	Baa2	$3,830,628
324,373	PS Business Parks Inc	4.875%	Baa2	6,766,421
134,285	Public Storage	4.875%	A3	3,167,783
194,716	Rexford Industrial Realty Inc	5.625%	BB+	4,385,978
81,320	Saul Centers Inc	6.125%	N/R	1,301,592
123,154	Saul Centers Inc	6.000%	N/R	1,810,364
172,125	SITE Centers Corp	6.375%	BB+	3,208,376
40,669	STAG Industrial Inc	6.875%	BB+	1,026,892
89,646	Summit Hotel Properties Inc	6.450%	N/R	1,222,771
260,906	Summit Hotel Properties Inc	6.250%	N/R	3,430,914
41,493	Sunstone Hotel Investors Inc	6.950%	N/R	829,860
226,106	Sunstone Hotel Investors Inc	6.450%	N/R	4,352,541
94,255	UMH Properties Inc	8.000%	N/R	2,073,610
187,330	UMH Properties Inc	6.750%	N/R	3,658,349
135,987	Urstadt Biddle Properties Inc	6.250%	N/R	2,416,489
139,110	Urstadt Biddle Properties Inc	5.875%	N/R	2,349,804
356,032	Vornado Realty Trust	5.250%	Baa3	6,963,986
	Total Equity Real Estate Investment Trust			125,121,787
	Gas Utilities – 0.4%
240,106	South Jersey Industries Inc	5.625%	BB+	5,323,150
86,693	Spire Inc	5.900%	BBB	2,163,857
	Total Gas Utilities			7,487,007
	Independent Power & Renewable Electricity Producers – 0.4%
145,654	Brookfield Renewable Partners LP	5.750%	BBB-	2,123,797
283,347	Brookfield Renewable Partners LP	5.250%	BBB-	5,519,600
	Total Independent Power & Renewable Electricity Producers			7,643,397
	Multi-Utilities – 2.6%
90,684	Algonquin Power & Utilities Corp	6.200%	BB+	2,131,074
282,139	Brookfield Infrastructure Partners LP	5.350%	BBB-	3,855,278
141,412	CMS Energy Corp	5.875%	Baa2	3,570,653
349,402	Dominion Energy Inc	5.250%	BBB-	8,619,747
96,571	DTE Energy Co	5.250%	BBB-	2,320,601
221,298	DTE Energy Co	5.375%	BBB-	5,282,383
160,007	DTE Energy Co	6.000%	BBB-	3,977,774
114,015	DTE Energy Co	5.250%	BBB-	2,732,940
154,867	NiSource Inc	6.500%	BBB-	3,933,622

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	Multi-Utilities (continued)
375,465	Sempra Energy	5.750%	Baa2	$8,770,863
	Total Multi-Utilities			45,194,935
	Oil, Gas & Consumable Fuels – 0.3%
47,514	Energy Transfer Operating LP	7.600%	BB	590,599
134,449	NGL Energy Partners LP	9.000%	N/R	925,009
177,879	NuStar Energy LP	8.500%	B1	1,937,102
140,923	NuStar Energy LP	7.625%	B1	1,366,953
	Total Oil, Gas & Consumable Fuels			4,819,663
	Real Estate Management & Development – 1.1%
302,713	Brookfield Property Partners LP	6.500%	BB+	5,185,474
368,193	Brookfield Property Partners LP	5.750%	BB+	5,154,702
295,883	Brookfield Property Partners LP	6.375%	BB+	4,716,375
165,427	Landmark Infrastructure Partners LP	7.900%	N/R	2,985,957
	Total Real Estate Management & Development			18,042,508
	Total $25 Par (or similar) Retail Preferred (cost $315,670,371)			252,316,595

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 12.6%
	Diversified Financial Services – 0.6%
$3,015	National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$2,863,156
9,662	Transcanada Trust	5.625%	5/20/75	BBB	7,343,120
	Total Diversified Financial Services				10,206,276
	Electric Utilities – 4.4%
5,850	AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	5,820,789
2,640	ComEd Financing III	6.350%	3/15/33	BBB	3,054,480
9,000	Duke Energy Corp	4.875%	N/A (6)	BBB	7,560,000
3,300 GBP	Electricite de France SA, Reg S	5.875%	N/A (6)	BBB	4,027,200
16,100	Emera Inc	6.750%	6/15/76	BB+	14,892,500
9,565	Enel SpA, 144A	8.750%	9/24/73	BBB	10,091,075
7,034	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.068% spread), (7)	3.501%	10/01/66	BBB	5,004,761
13,641	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.125% spread), (7)	2.866%	6/15/67	BBB	9,446,769
7,455	NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	6,207,778
6,540	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	6,022,373
1,858	PPL Capital Funding Inc, (3-Month LIBOR reference rate + 2.665% spread), (7)	4.040%	3/30/67	BBB	1,189,120

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Electric Utilities (continued)
$2,810	SSE PLC, Reg S	4.750%	9/16/77	BBB-	$2,725,700
	Total Electric Utilities				76,042,545
	Independent Power & Renewable Electricity Producers – 0.4%
5,175	AES Gener SA, 144A	7.125%	3/26/79	BB	4,051,000
3,865	AES Gener SA, 144A	6.350%	10/07/79	BB	2,937,400
	Total Independent Power & Renewable Electricity Producers				6,988,400
	Marine – 0.2%
2,950	Royal Capital BV, Reg S	4.875%	N/A (6)	N/R	2,784,800
	Multi-Utilities – 1.8%
9,510	CenterPoint Energy Inc	6.125%	N/A (6)	BBB-	7,608,000
3,330	Dominion Energy Inc	5.750%	10/01/54	BBB-	2,914,449
4,760	Dominion Energy Inc	4.650%	N/A (6)	BBB-	4,277,384
2,340	NiSource Inc	5.650%	N/A (6)	BBB-	2,082,600
6,700	RWE AG, Reg S	6.625%	7/30/75	BB+	6,961,162
7,530	WEC Energy Group Inc, (3-Month LIBOR reference rate + 2.113% spread), (7)	2.505%	5/15/67	BBB	6,052,432
	Total Multi-Utilities				29,896,027
	Oil, Gas & Consumable Fuels – 4.4%
5,490	Buckeye Partners LP	6.375%	1/22/78	B+	2,470,500
15,267	Enbridge Inc	6.000%	1/15/77	BBB-	11,297,580
18,699	Enbridge Inc	5.500%	7/15/77	BBB-	13,463,280
6,437	Enbridge Inc	6.250%	3/01/78	BBB-	4,827,750
10,826	Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.018% spread), (7)	3.704%	11/01/66	Ba1	4,844,635
985	EnLink Midstream Partners LP	6.000%	N/A (6)	Ba3	197,000
5,406	Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	3,712,841
10,230	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	7,007,550
5,930 CAD	Inter Pipeline Ltd	6.625%	11/19/79	BBB-	3,526,649
4,245	MPLX LP	6.875%	N/A (6)	BB+	2,589,450
11,000	Plains All American Pipeline LP	6.125%	N/A (6)	BB	5,500,000
11,645	TransCanada PipeLines Ltd, (3-Month LIBOR reference rate + 2.210% spread), (7)	2.602%	5/15/67	Baa2	7,103,450
6,710	Transcanada Trust	5.875%	8/15/76	BBB	5,250,575
4,885	Transcanada Trust	5.500%	9/15/79	BBB	3,737,025
	Total Oil, Gas & Consumable Fuels				75,528,285
	Real Estate Management & Development – 0.6%
8,250	AT Securities BV, Reg S	5.250%	N/A (6)	BBB-	7,479,120

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Real Estate Management & Development (continued)
$4,750 SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%	N/A (6)	N/R	$3,029,664
	Total Real Estate Management & Development				10,508,784
	Road & Rail – 0.2%
3,730	BNSF Funding Trust I	6.613%	12/15/55	A-	3,655,400
	Total $1,000 Par (or similar) Institutional Preferred (cost $276,248,080)				215,610,517

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 6.6%
	Commercial Services & Supplies – 0.4%
151,726	GFL Environmental Inc	6.000%	N/R	$6,947,533
	Electric Utilities – 2.7%
180,996	American Electric Power Co Inc	6.125%	BBB	8,733,057
223,611	NextEra Energy Inc	4.872%	A-	10,585,745
321,065	NextEra Energy Inc	5.279%	BBB	14,155,756
267,668	Southern Co	6.750%	BBB	11,884,459
	Total Electric Utilities			45,359,017
	Equity Real Estate Investment Trust – 1.6%
135,061	Braemar Hotels & Resorts Inc	5.500%	N/R	749,588
8,719	Crown Castle International Corp, (2)	6.875%	N/R	11,272,302
28,814	Equity Commonwealth	6.500%	N/R	746,167
29,250	Lexington Realty Trust	6.500%	N/R	1,287,000
78,691	QTS Realty Trust Inc	6.500%	B-	10,116,515
48,822	RLJ Lodging Trust	1.950%	N/R	854,385
95,460	RPT Realty	7.250%	N/R	2,921,076
	Total Equity Real Estate Investment Trust			27,947,033
	Gas Utilities – 0.0%
7,600	South Jersey Industries Inc	7.250%	N/R	316,084
	Multi-Utilities – 1.9%
163,089	CenterPoint Energy Inc	7.000%	N/R	4,696,963
105,826	Dominion Energy Inc	7.250%	BBB-	9,737,050
280,765	DTE Energy Co	6.250%	BBB-	10,573,610
62,145	Sempra Energy	6.000%	N/R	5,749,656
13,902	Sempra Energy	6.750%	N/R	1,305,815
	Total Multi-Utilities			32,063,094
	Total Convertible Preferred Securities (cost $125,485,490)			112,632,761

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (5)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 1.8% (8)
	Chemicals – 0.1%
$2,475	Messer Industries GmbH, Term Loan	3.950%	3-Month LIBOR	2.500%	3/01/26	BB-	$2,215,125
	Equity Real Estate Investment Trust – 0.1%
1,481	Iron Mountain Inc., Term Loan B	2.739%	1-Month LIBOR	1.750%	1/02/26	BB	1,414,458
	Health Care Providers & Services – 0.2%
2,717	RegionalCare Hospital Partners Holdings, Inc., New Term Loan B	4.739%	1-Month LIBOR	3.750%	11/16/25	B+	2,537,304
	Hotels, Restaurants & Leisure – 0.2%
2,940	CityCenter Holdings LLC, Term Loan B	3.239%	1-Month LIBOR	2.250%	4/18/24	BB-	2,595,620
	Oil, Gas & Consumable Fuels – 0.4%
5,404	BCP Renaissance Parent, Term Loan B	4.950%	3-Month LIBOR	3.500%	11/01/24	BB-	2,782,931
1,600	Buckeye Partners, 2019 Term Loan B	4.265%	1-Month LIBOR	2.750%	11/01/26	BBB-	1,480,800
3,885	Delek US Holdings Inc	3.239%	1-Month LIBOR	2.250%	3/30/25	BB+	3,042,826
10,889	Total Oil, Gas & Consumable Fuels						7,306,557
	Real Estate Management & Development – 0.4%
3,930	GGP, Term Loan B	3.489%	1-Month LIBOR	2.500%	8/24/25	BB+	2,810,040
4,460	Invitation Homes Operating Partnership, Term Loan A	2.659%	1-Month LIBOR	1.700%	2/06/22	N/R	3,902,500
8,390	Total Real Estate Management & Development						6,712,540
	Road & Rail – 0.4%
6,700	Genesee & Wyoming Inc, (DD1)	3.450%	3-Month LIBOR	2.000%	12/30/26	BB+	6,465,534
997	Kenan Advantage Group Inc, Term Loan	4.000%	1-Month LIBOR	3.000%	8/01/22	B+	830,160
237	Kenan Advantage Group Inc, Term Loan B	4.000%	1-Month LIBOR	3.000%	7/29/22	B+	197,413
7,934	Total Road & Rail						7,493,107
$36,826	Total Variable Rate Senior Loan Interests (cost $36,364,723)						30,274,711

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.5%
	Oil, Gas & Consumable Fuels – 0.3%
$12,325	Cheniere Energy Inc	4.250%	3/15/45	N/R	$6,041,128
	Real Estate Management & Development – 0.2%
3,545	Tricon Capital Group Inc, 144A	5.750%	3/31/22	N/R	3,225,950
$15,870	Total Convertible Bonds (cost $12,265,568)				9,267,078

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1), (10)	Value
	INVESTMENT COMPANIES – 0.4%
5,135,009	Keppel Infrastructure Trust	$1,534,838
2,222,877	Sequoia Economic Infrastructure Income Fund Ltd	2,595,374
3,450,111	Starwood European Real Estate Finance Ltd	3,271,625
	Total Investment Companies (cost $9,560,162)	7,401,837

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	ASSET-BACKED SECURITIES – 0.2%
$1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (7)	3.564%	7/15/36	N/R	$1,455,264
2,525	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.25% spread), (7)	5.064%	7/15/36	N/R	2,084,010
$4,025	Total Asset-Backed Securities (cost $4,025,000)				3,539,274
	Total Long-Term Investments (cost $1,960,297,312)				1,613,948,181

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.2%
	REPURCHASE AGREEMENTS – 6.2%
$107,084	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $107,083,799, collateralized by $107,150,000 U.S. Treasury Notes, 1.500%, due 9/30/21, value $109,226,031	0.000%	4/01/20	$107,083,799
	Total Short-Term Investments (cost $107,083,799)			107,083,799
	Total Investments (cost $2,067,381,111) – 100.4%			1,721,031,980
	Other Assets Less Liabilities – (0.4)% (11)			(6,969,302)
	Net Assets – 100%			$1,714,062,678
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(75)	6/20	$(9,956,122)	$(10,401,563)	$(445,441)	$10,547

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$142,399,236	$233,944,659	$ —	$376,343,895
Real Estate Investment Trust Common Stocks	230,722,266	110,402,336	—	341,124,602
Corporate Bonds	—	265,436,911	—	265,436,911
$25 Par (or similar) Retail Preferred	244,309,610	8,006,985	—	252,316,595
$1,000 Par (or similar) Institutional Preferred	—	215,610,517	—	215,610,517
Convertible Preferred Securities	101,360,459	11,272,302	—	112,632,761
Variable Rate Senior Loan Interests	—	30,274,711	—	30,274,711
Convertible Bonds	—	9,267,078	—	9,267,078
Investment Companies	7,401,837	—	—	7,401,837
Asset-Backed Securities	—	3,539,274	—	3,539,274
Short-Term Investments:
Repurchase Agreements	—	107,083,799	—	107,083,799
Investments in Derivatives:
Futures Contracts*	(445,441)	—	—	(445,441)
Total	$725,747,967	$994,838,572	$ —	$1,720,586,539

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
(6)	Perpetual security. Maturity date is not applicable.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DD1	Portion of investment purchased on a delayed delivery basis.
EUR	Euro
GBP	Pound Sterling
LIBOR	London Inter-Bank Offered Rate
MXN	Mexican Peso
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

Nuveen Real Estate Securities Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.6%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 96.4%
	Diversified – 4.1%
57,473	American Assets Trust Inc	$1,436,825
280,556	PS Business Parks Inc	38,020,949
3,871,134	VEREIT Inc	18,929,845
396,695	Washington Real Estate Investment Trust	9,469,110
342,953	WP Carey Inc	19,918,710
	Total Diversified	87,775,439
	Health Care – 10.3%
71,911	CareTrust REIT Inc	1,063,564
1,262,978	Healthcare Realty Trust Inc	35,274,976
688,680	Healthcare Trust of America Inc	16,721,150
1,771,234	Healthpeak Properties Inc	42,243,931
2,088,379	Medical Properties Trust Inc	36,108,073
273,806	Omega Healthcare Investors Inc	7,266,811
690,779	Physicians Realty Trust	9,629,459
112,971	Sabra Health Care REIT Inc	1,233,643
464,526	Ventas Inc	12,449,297
1,286,352	Welltower Inc	58,889,195
	Total Health Care	220,880,099
	Hotels – 0.7%
44,509	RLJ Lodging Trust	343,610
122,072	Summit Hotel Properties Inc	515,144
1,609,027	Sunstone Hotel Investors Inc	14,014,625
	Total Hotels	14,873,379
	Industrial – 18.4%
717,864	Americold Realty Trust	24,436,091
2,535,730	Duke Realty Corp	82,106,937
86,747	First Industrial Realty Trust Inc	2,882,603
1,670,296	Lexington Realty Trust	16,586,039
2,283,231	Prologis Inc	183,503,276
498,006	Rexford Industrial Realty Inc	20,423,226
1,407,962	STAG Industrial Inc	31,707,304
537,839	Terreno Realty Corp	27,833,168

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrial (continued)
253,968	WPT Industrial Real Estate Investment Trust	$2,262,855
	Total Industrial	391,741,499
	Office – 13.2%
727,336	Alexandria Real Estate Equities Inc	99,688,672
610,111	Boston Properties Inc	56,270,538
15,430	Columbia Property Trust Inc	192,875
1,139,273	Corporate Office Properties Trust	25,212,111
181,480	Cousins Properties Inc	5,311,920
365,984	Douglas Emmett Inc	11,166,172
231,828	Equity Commonwealth	7,351,266
342,575	Highwoods Properties Inc	12,134,006
77,008	Hudson Pacific Properties Inc	1,952,923
316,388	JBG SMITH Properties	10,070,630
253,103	Kilroy Realty Corp	16,122,661
601,967	Mack-Cali Realty Corp	9,167,957
373,281	Paramount Group Inc	3,284,873
450,358	Piedmont Office Realty Trust Inc	7,953,322
465,413	Vornado Realty Trust	16,852,605
	Total Office	282,732,531
	Residential – 20.1%
362,609	American Campus Communities Inc	10,062,400
2,139,162	American Homes 4 Rent, Class A	49,628,558
72,048	Apartment Investment & Management Co, Class A	2,532,487
494,642	AvalonBay Communities Inc	72,796,463
553,141	Camden Property Trust	43,830,893
444,922	Equity LifeStyle Properties Inc	25,574,117
744,820	Equity Residential	45,962,842
108,044	Essex Property Trust Inc	23,795,611
517,008	Independence Realty Trust Inc	4,622,051
65,793	Investors Real Estate Trust	3,618,615
2,356,317	Invitation Homes Inc	50,354,494
309,013	Mid-America Apartment Communities Inc	31,837,609
7,746	NexPoint Residential Trust Inc	195,277
349,769	Sun Communities Inc	43,668,660
552,437	UDR Inc	20,186,048
	Total Residential	428,666,125
	Retail – 6.0%
216,655	Acadia Realty Trust	2,684,356
357,901	Agree Realty Corp	22,154,072

Shares	Description (1)	Value
	Retail (continued)
639,908	Brixmor Property Group Inc	$6,079,126
5,367	Federal Realty Investment Trust	400,432
31,515	Macerich Co	177,429
808,868	National Retail Properties Inc	26,037,461
525,264	Realty Income Corp	26,189,663
96,640	Regency Centers Corp	3,713,875
460,922	RPT Realty	2,779,360
524,805	Simon Property Group Inc	28,790,802
796,905	SITE Centers Corp	4,151,875
267,002	Weingarten Realty Investors	3,852,839
	Total Retail	127,011,290
	Specialized – 23.6%
224,242	American Tower Corp	48,828,695
118,174	CoreSite Realty Corp	13,696,367
177,394	Crown Castle International Corp	25,615,694
1,103,359	CubeSmart	29,558,988
525,434	CyrusOne Inc	32,445,549
346,982	Digital Realty Trust Inc	48,199,270
272,662	Equinix Inc	170,296,505
265,949	Extra Space Storage Inc	25,467,276
41,966	Life Storage Inc	3,967,885
335,819	Public Storage	66,697,012
229,443	QTS Realty Trust Inc	13,309,988
51,729	Safehold Inc	3,270,825
74,176	SBA Communications Corp	20,025,295
164,379	VICI Properties Inc	2,735,266
	Total Specialized	504,114,615
	Total Real Estate Investment Trust Common Stocks (cost $1,946,272,289)	2,057,794,977

Shares	Description (1)	Value
	COMMON STOCKS – 0.2%
	Real Estate Management & Development – 0.2%
342,875	Kennedy-Wilson Holdings Inc	$4,601,382
	Total Common Stocks (cost $7,505,900)	4,601,382
	Total Long-Term Investments (cost $1,953,778,189)	2,062,396,359

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 4.4%
	MONEY MARKET FUNDS – 4.4%
95,051,396	First American Treasury Obligations Fund, Class Z	0.284% (2)	$95,051,396
	Total Short-Term Investments (cost $95,051,396)		95,051,396
	Total Investments (cost $2,048,829,585) – 101.0%		2,157,447,755
	Other Assets Less Liabilities – (1.0)%		(21,949,330)
	Net Assets – 100%		$2,135,498,425
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$2,057,794,977	$ —	$ —	$2,057,794,977
Common Stocks	4,601,382	—	—	4,601,382
Short-Term Investments:
Money Market Funds	95,051,396	—	—	95,051,396
Total	$2,157,447,755	$ —	$ —	$2,157,447,755

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
REIT	Real Estate Investment Trust